Condensed Consolidating Statement of Loss (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Revenue	$ 1,321,224	$ 1,003,233
Operating expense	926,171	661,715
General and administrative expense	90,072	107,689
Restructuring		5,754
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment, gain on re-measurement of property, plant and equipment and depreciation and amortization	304,981	228,075
Depreciation and amortization	377,746	391,659
Impairment of property, plant and equipment	15,313
Gain on re-measurement of property, plant and equipment		(7,605)
Operating loss	(88,078)	(155,979)
Foreign exchange	(2,970)	6,008
Finance charges	137,928	146,360
Loss on redemption and repurchase of unsecured senior notes	9,021	239
Loss before tax	(232,057)	(308,586)
Income taxes	(100,021)	(153,031)
Net loss	(132,036)	(155,555)
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	1,138,049	846,867
Operating expense	809,233	551,538
General and administrative expense	44,932	59,323
Restructuring		5,469
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment, gain on re-measurement of property, plant and equipment and depreciation and amortization	283,884	230,537
Depreciation and amortization	302,958	324,649
Impairment of property, plant and equipment	15,313
Gain on re-measurement of property, plant and equipment		(7,605)
Operating loss	(34,387)	(86,507)
Foreign exchange	(889)	(2,121)
Finance charges	(68)	118
Loss before tax	(33,430)	(84,504)
Income taxes	(59,120)	(83,404)
Net loss	25,690	(1,100)
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	190,401	169,287
Operating expense	124,115	123,041
General and administrative expense	9,535	11,173
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment, gain on re-measurement of property, plant and equipment and depreciation and amortization	56,751	35,073
Depreciation and amortization	61,450	52,957
Operating loss	(4,699)	(17,884)
Foreign exchange	294	1,398
Finance charges	(31)	189
Loss before tax	(4,962)	(19,471)
Income taxes	6,666	2,471
Net loss	(11,628)	(21,942)
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Revenue	(7,315)	(13,024)
Operating expense	(7,315)	(13,024)
Depreciation and amortization	220	225
Operating loss	(220)	(225)
Equity in loss of subsidiaries	12,383	(23,042)
Loss before tax	(12,603)	22,817
Net loss	(12,603)	22,817
Parent [Member]
Disclosure of subsidiaries [Line Items]
Revenue	89	103
Operating expense	138	160
General and administrative expense	35,605	37,193
Restructuring		285
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment, gain on re-measurement of property, plant and equipment and depreciation and amortization	(35,654)	(37,535)
Depreciation and amortization	13,118	13,828
Operating loss	(48,772)	(51,363)
Foreign exchange	(2,375)	6,731
Finance charges	138,027	146,053
Loss on redemption and repurchase of unsecured senior notes	9,021	239
Equity in loss of subsidiaries	(12,383)	23,042
Loss before tax	(181,062)	(227,428)
Income taxes	(47,567)	(72,098)
Net loss	$ (133,495)	$ (155,330)